RECEIVABLES AND OTHER (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
RECEIVABLES AND OTHER
Prepaid expenses and deposits	$ 66,615	$ 100,898
Tax receivables	13,804	16,068
Total	$ 80,419	$ 116,966